Income Tax Expense - Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Corporate income tax rate	25.00%	25.00%	25.00%